Fee and commission income	12 Months Ended
Dec. 31, 2019
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Fee and commission income
8 Fee and commission income

	2019	2018	2017
Fee income from asset management	1,824	1,853	2,126
Commission income	585	594	535
Other	114	112	140
Total fee and commission income	2,523	2,558	2,802
Included in fee and commission income is EUR 225 million of fees on trust and fiduciary activities (2018: EUR 215 million; 2017: EUR 190 million).